Income Taxes - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
POSCO's statutory rate	26.75%	26.40%	26.40%
Deductible temporary differences	₩ 5,856,845
Taxable temporary differences, not recognized	₩ 11,718,879